Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Oct. 27, 2017
Document Effective Date	Oct. 28, 2017
Prospectus Date	Oct. 28, 2017
Bridge Builder Core Bond Fund | Bridge Builder Core Bond Fund
Prospectus:
Trading Symbol	BBTBX
Bridge Builder Core Plus Bond Fund | Bridge Builder Core Plus Bond Fund
Prospectus:
Trading Symbol	BBCPX
Bridge Builder Municipal Bond Fund | Bridge Builder Municipal Bond Fund
Prospectus:
Trading Symbol	BBMUX
Bridge Builder Large Cap Growth Fund | Bridge Builder Large Cap Growth Fund
Prospectus:
Trading Symbol	BBGLX
Bridge Builder Large Cap Value Fund | Bridge Builder Large Cap Value Fund
Prospectus:
Trading Symbol	BBVLX
Bridge Builder Small/Mid Cap Growth Fund | Bridge Builder Small/Mid Cap Growth Fund
Prospectus:
Trading Symbol	BBGSX
Bridge Builder Small/Mid Cap Value Fund | Bridge Builder Small/Mid Cap Value Fund
Prospectus:
Trading Symbol	BBVSX
Bridge Builder International Equity Fund | Bridge Builder International Equity Fund
Prospectus:
Trading Symbol	BBIEX